(Loss)/earnings per share (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 07, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Loss per share
Effect of deductible temporary differences not recognized / (utilized)		¥ 638,170	¥ (1,415,010)	¥ (262,267)
Less: Allocation of undistributed earnings to holders of unvested restricted shares		(1,576)	116,929	33,294
Profit / (loss) used to determine basic earnings per share		¥ 636,594	¥ (1,298,081)	(228,973)
Weighted-average number of ordinary (basic)
Number of weighted average ordinary shares outstanding	865,591,398	1,205,527,348	1,104,371,475
Treasury shares	111,043,373
Continuing operations member
Loss per share
Effect of deductible temporary differences not recognized / (utilized)		¥ 638,170	¥ (1,415,010)	(132,222)
Less: Allocation of undistributed earnings to holders of unvested restricted shares		(1,576)	116,929	25,988
Profit / (loss) used to determine basic earnings per share		¥ 636,594	¥ (1,298,081)	(106,234)
Discontinued operations
Loss per share
Effect of deductible temporary differences not recognized / (utilized)				(130,045)
Less: Allocation of undistributed earnings to holders of unvested restricted shares				7,306
Profit / (loss) used to determine basic earnings per share				¥ (122,739)